Investments (details) - Derivatives (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative
Net realized investment gains (losses)	$ 166	[1]	$ 51	[1]	$ 55	[1]
Net realized investment gains (losses) related to embedded derivatives					(2)
Maxiumum [Member]
Derivative
Net realized investment gains (losses) related to embedded derivatives	1		(1)
Futures [Member] | U.S. Treasury notes contracts [Member]
Derivative
Notional value of open contracts	0		800
Net realized investment gains (losses)	$ 115		$ (14)		$ (62)

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.